Financial Instruments Investments in Marketable Debt Securities (Tables)	12 Months Ended
Dec. 31, 2020
Cash Equivalents And Marketable Securities [Abstract]
Schedule of Investments in available-for-sale Debt Securities
As of December 31, 2020, the amortized cost, gross unrealized gains, gross unrealized losses and fair values of marketable debt securities which were considered as available-for-sale,
by type of security were as follows (in thousands):

	December 31, 2020
	Weighted- Average Remaining Contractual Life (in years)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Current:
Corporate debt securities	0.3	$54,789	$2	$(19)	$54,772
Mutual funds		35	2	—	37

Current portion		54,824	4	(19)	54,809
Noncurrent:
Foreign bonds	5.7	861	89	—	950

Noncurrent portion		861	89	—	950

Total		$55,685	$93	$(19)	$55,759

On December 31, 2019, the amortized cost, gross unrealized gains, gross unrealized losses and fair values of marketable debt securities which were considered as available-for-sale,
by type of security were as follows (in thousands):

	December 31, 2019
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Current:
Corporate debt securities	$32,382	$10	$(3)	$32,389
Foreign government bonds	1,007	—	—	1,007
Government-sponsored securities	2,752	—	(4)	2,748
Mutual funds	36	—	—	36

Current portion	36,177	10	(7)	36,180
Noncurrent:
Corporate debt securities	1,501	—	(4)	1,497
Foreign bonds	664	—	—	664

Noncurrent portion	2,165	—	(4)	2,161

Total	$38,342	$10	$(11)	$38,341

Accumulated Unrealized Losses on Debt Securities Classified as Available-for-Sale in Continuous Loss Position
Accumulated unrealized losses on debt securities classified as available-for-sale
that have been in a continuous loss position for less than 12months and for more than 12months as of December 31, 2020 and 2019, were as follows (in thousands):

	December 31, 2020
	Less than 12 months		More than 12 months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Corporate debt securities	$42,762	$(19)	$—	$—

Total	$42,762	$(19)	$—	$—

	December 31, 2019
	Less than 12 months		More than 12 months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Corporate debt securities	$11,021	$(3)	$1,497	$(4)
Government-sponsored securities	—	—	2,748	(4)

Total	$11,021	$(3)	$4,245	$(8)

Schedule of Realized Gains and Losses on Sales of Available-for-Sale Debt Securities
We recognized realized gains and losses on sales of
available-for-sale
debt securities as follows (in thousands):

	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)
2020	$4	$(13)	$(9)
2019	$4	$(8)	$(4)